Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

6. Goodwill and Intangible Assets

Goodwill

The following table summarizes the changes in the carrying amount of goodwill by reportable segment:

	Gaming Components and Systems	Gamer and Creator Peripherals	Total
	(In thousands)
Balance as of December 31, 2019	$145,375	$167,375	$312,750
Addition from business acquisition	—	185	185
Measurement period adjustments	(47)	(1,023)	(1,070)
Effect of foreign currency exchange rates	284	(576)	(292)

Balance as of September 30, 2020	$145,612	$165,961	$311,573

Intangible assets, net

The following table is a summary of intangible assets, net:

	September 30, 2020			December 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(In thousands)
Developed technology	$44,883	$21,606	$23,277	$44,243	$17,536	$26,707
Trade name	30,128	2,388	27,740	30,253	833	29,420
Customer relationships	218,456	67,397	151,059	218,459	50,916	167,543
Patent	29,989	3,007	26,982	30,721	130	30,591
Non-competition agreements	3,110	2,152	958	3,110	1,774	1,336

Total finite-life intangibles	326,566	96,550	230,016	326,786	71,189	255,597
Indefinite life trade name	35,430	—	35,430	35,430	—	35,430

Total intangible assets	$361,996	$96,550	$265,446	$362,216	$71,189	$291,027

For the three months and nine months ended September 30, 2020, the gross amount for intangible assets increased $0.7 million as a result of an immaterial acquisition. Refer to Note 5 for additional information on our business acquisitions.

The gross carrying amounts of intangible assets are removed when fully amortized.

The estimated future amortization expense of intangible assets as of September 30, 2020 is as follows:

Amounts
(in thousands)
2020 (remaining three months)	$8,484
2021	33,938
2022	33,761
2023	32,359
2024	30,913
Thereafter	90,561

Total	$230,016

6. Goodwill and Intangible Assets

Goodwill represents the difference between the purchase price and the estimated fair value of the identifiable assets acquired and liabilities assumed. Goodwill is allocated among and evaluated for impairment at the reporting unit level, which is defined as an operating segment or one level below an operating segment. The Company has four reporting units: Gaming Peripherals, Gaming Components, Gaming Memory and Gaming Systems. The Gamer and Creator Peripherals segment represents the Gaming Peripherals reporting unit, and the Gaming Components and Systems segment represents the Gaming Components, Gaming Memory and Gaming Systems reporting units.

The following table summarizes the activity in the Company’s goodwill by reportable segment (in thousands):

	Gaming Components and Systems	Gamer and Creator Peripherals	Total
December 31, 2017(1)	$133,045	$70,077	$203,122
Addition from business acquisition	57	23,574	23,631
Effect of foreign currency exchange rates	(39)	(35)	(74)

December 31, 2018	$133,063	$93,616	$226,679
Addition from business acquisitions	12,317	73,778	86,095
Effect of foreign currency exchange rates	(5)	(19)	(24)

December 31, 2019	$145,375	$167,375	$312,750

(1)

The balances as of December 31, 2017 have been corrected for immaterial misstatements. Refer to Note 2 “Summary of Significant Accounting Policies—Corrections of Immaterial Errors” for more information.

Intangible assets, net consist of the following:

	December 31, 2018
	Weighted Average Useful Life	Weighted Average Remaining Amortization Period in Years	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
			(In thousands)
Intangible assets:
Developed technology	3.3 years	3.3	$25,153	$10,578	$14,575
Trade name	15 years	14.5	7,825	261	7,564
Customer relationships	10 years	8.7	216,869	29,153	187,716
Non-competition agreements	4.4 years	3.4	3,110	1,074	2,036

Total finite-life intangibles		8.4	252,957	41,066	211,891
In-process research and development	n/a	n/a	491	—	491
Indefinite life trade name	Indefinite life	—	35,430	—	35,430

Total intangible assets			$288,878	$41,066	$247,812

For the year ended December 31, 2018, the gross amount of intangible assets increased $19.3 million as a result of the Elgato acquisition.

	December 31, 2019
	Weighted Average Useful Life	Weighted Average Remaining Amortization Period in Years	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
			(In thousands)
Developed technology	4.5 years	3.4	$44,243	$17,536	$26,707
Trade name	15.0 years	14.6	30,253	833	29,420
Customer relationships	10.0 years	7.6	218,459	50,916	167,543
Patent	7.9 years	7.9	30,721	130	30,591
Non-competition agreements	4.4 years	2.6	3,110	1,774	1,336

Total finite-life intangibles		7.7	326,786	71,189	255,597
Indefinite life trade name	Indefinite life	—	35,430	—	35,430

Total intangible assets			$362,216	$71,189	$291,027

For the year ended December 31, 2019, the gross amount for intangible assets increased $1.0 million and $72.2 million as a result of the Origin and SCUF acquisitions, respectively.

The Company recognized amortization expense of intangible assets in the accompanying combined consolidated statements of operations as follows:

	Year Ended December 31, 2018	Year Ended December 31, 2019

	(In thousands)
Cost of revenue	$—	$130
Product development	8,147	6,958
Sales, general and administrative	22,746	23,035

Amortization of intangible assets	$30,893	$30,123

The estimated future amortization expense of intangible assets as of December 31, 2019 is as follows:

Amounts
(In thousands)
2020	$33,832
2021	33,832
2022	33,655
2023	32,324
2024	31,021
Thereafter	90,933

Total	$255,597